Payments, Details - USD ($)	Amount	Type	Country	Govt.	Resource	Ext. Method
#: 1
	$ (105,312,056)	Taxes	UNITED STATES	U.S. Federal Government [Member]	Liquefied Natural Gas [Member]	Well